RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2019
Statement [Line Items]
Due to related party	$ 556,311		$ 461,633
China Liberal Beijing [Member]
Statement [Line Items]
Ownership interest	8.8228%	8.8228%